SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, AND
FIDELITY ADVISOR SHORT FIXED-INCOME FUND

Funds of Fidelity Advisor Series II and Fidelity Advisor Series VIII

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

Effective January 16, 2001, Advisor Korea's 4.00% trading fee on certain Class A shares held less than 200 days after June 30, 2000 was eliminated. Accordingly, all references to the trading fee in this statement of additional information are no longer applicable.

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 104.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended October 31, 2000, or calendar year ended December 31, 1999, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d**	Abigail P. Johnson **	J. Michael Cook *****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones ****	Donald J. Kirk	Marie L. Knowles ******
Diversified International FundB	$ 0	$ 0	$ 41	$ 48	$ 49	$ 48	$ 3	$ 48	$ 24
Emerging Asia FundB	$ 0	$ 0	$ 14	$ 21	$ 21	$ 21	$ 4	$ 21	$ 6
Europe Capital Appreciation FundB	$ 0	$ 0	$ 7	$ 9	$ 9	$ 9	$ 1	$ 9	$ 3
Floating Rate High Income FundB,+	$ 0	$ 0	$ 47	$ 70	$ 70	$ 70	$ 17	$ 70	$ 23
Global Equity FundB	$ 0	$ 0	$ 4	$ 5	$ 5	$ 5	$ 0	$ 5	$ 2
Government Investment FundB	$ 0	$ 0	$ 60	$ 94	$ 95	$ 94	$ 17	$ 94	$ 29
High Income FundB	$ 0	$ 0	$ 8	$ 9	$ 9	$ 9	$ 0	$ 9	$ 4
High Yield FundB,C,D	$ 0	$ 0	$ 744	$ 1135	$ 1150	$ 1135	$ 185	$ 1136	$ 351
Intermediate Bond FundB	$ 0	$ 0	$ 99	$ 151	$ 153	$ 151	$ 25	$ 152	$ 50
International Capital Appreciation FundB	$ 0	$ 0	$ 55	$ 65	$ 66	$ 65	$ 3	$ 65	$ 29
Japan FundB	$ 0	$ 0	$ 29	$ 39	$ 40	$ 39	$ 4	$ 39	$ 12
Korea FundB,+	$ 0	$ 0	$ 3	$ 4	$ 4	$ 4	$ 0	$ 4	$ 3
Latin America FundB	$ 0	$ 0	$ 1	$ 2	$ 2	$ 2	$ 0	$ 2	$ 1
Mortgage Securities FundB	$ 0	$ 0	$ 83	$ 126	$ 127	$ 126	$ 21	$ 126	$ 41
Municipal Income FundB	$ 0	$ 0	$ 84	$ 122	$ 123	$ 122	$ 19	$ 122	$ 43
Overseas FundB	$ 0	$ 0	$ 408	$ 578	$ 585	$ 578	$ 75	$ 577	$ 203
Short Fixed-income FundB	$ 0	$ 0	$ 56	$ 87	$ 89	$ 87	$ 15	$ 88	$ 28
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 0	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500	$ 0

ACOM10B-01-01 January 19, 2001
1.734041.102

Compensation Table (continued)
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach ***	Peter S. Lynch**	William O. McCoy	Gerald C. McDonough	Marvin L. Mann	Robert C. Pozen**	William S. Stavropoulos *******	Thomas R. Williams
Diversified International FundB	$ 48	$ 0	$ 48	$ 60	$ 48	$ 0	$ 0	$ 47
Emerging Asia FundB	$ 21	$ 0	$ 20	$ 26	$ 21	$ 0	$ 0	$ 20
Europe Capital Appreciation FundB	$ 9	$ 0	$ 9	$ 11	$ 9	$ 0	$ 0	$ 9
Floating Rate High Income FundB,+	$ 70	$ 0	$ 70	$ 85	$ 70	$ 0	$ 0	$ 0
Global Equity FundB	$ 5	$ 0	$ 5	$ 6	$ 5	$ 0	$ 0	$ 5
Government Investment FundB	$ 94	$ 0	$ 93	$ 117	$ 95	$ 0	$ 0	$ 93
High Income FundB	$ 9	$ 0	$ 9	$ 11	$ 9	$ 0	$ 0	$ 9
High Yield FundB,C,D	$ 1128	$ 0	$ 1119	$ 1409	$ 1143	$ 0	$ 0	$ 1117
Intermediate Bond FundB	$ 150	$ 0	$ 149	$ 188	$ 152	$ 0	$ 0	$ 149
International Capital Appreciation FundB	$ 65	$ 0	$ 65	$ 81	$ 65	$ 0	$ 0	$ 64
Japan FundB	$ 39	$ 0	$ 39	$ 49	$ 40	$ 0	$ 0	$ 39
Korea FundB,+	$ 4	$ 0	$ 4	$ 5	$ 4	$ 0	$ 0	$ 0
Latin America FundB	$ 2	$ 0	$ 2	$ 2	$ 2	$ 0	$ 0	$ 2
Mortgage Securities FundB	$ 125	$ 0	$ 124	$ 156	$ 127	$ 0	$ 0	$ 124
Municipal Income FundB	$ 121	$ 0	$ 120	$ 151	$ 122	$ 0	$ 0	$ 119
Overseas FundB	$ 574	$ 0	$ 571	$ 716	$ 581	$ 0	$ 0	$ 567
Short Fixed-income FundB	$ 87	$ 0	$ 86	$ 108	$ 88	$ 0	$ 0	$ 86
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 213,000	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

*******Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $668; Phyllis Burke Davis, $668; Robert M. Gates, $668; E. Bradley Jones, $89; Donald J. Kirk, $668; Ned C. Lautenbach, $578; William O. McCoy, $668; Gerald C. McDonough, $839; Marvin L. Mann, $668; and Thomas R. Williams, $668.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $317; Ned C. Lautenbach, $245; William O. McCoy, $317; and Thomas R. Williams, $317.